Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

Note 7 - Debt

On January 31, 2022, FourCubed Acquisition Company, LLC (“FCAC”), a wholly owned subsidiary of the Company, entered into a $3,250,000 term loan agreement with Platinum Bank. The agreement bears annual interest at a rate of 4% and requires a fixed monthly payment of $59,854, consisting of principal and interest, through the term loan’s maturity, which is January 31, 2027. The Company capitalized $25,431 of loan initiation fees associated with the agreement which are presented net within debt on the consolidated balance sheet and amortized on a method which approximates the effective interest method to interest expense on the consolidated statement of operations.

For the three months ended March 31, 2023 and 2022, FCAC paid $179,561 and $119,707 in principal and interest, respectively. The remaining principal balance outstanding on the term loan is $2,549,710 as of March 31, 2023, of which $626,549 is due within the next year. In addition to customary non-financial covenants, the term loan requires FCAC to maintain a minimum quarterly debt service coverage ratio, defined as adjusted EBITDA divided by debt service (interest expense and mandatory debt principal repayment) of 1.20. The Company was in compliance with the debt service coverage ratio as of March 31, 2023.

Included in the SportsHub Acquisition was a $2,000,000 term loan agreement with a financial institution. The agreement bears annual interest at a rate of 5.50% percent and requires a fixed monthly payment of $38,202, consisting of principal and interest, through the term loan’s maturity, which is December 9, 2025. Included in the term loan liability is $29,975 of loan initiation fees associated with the agreement which are presented net within debt on the consolidated balance sheet and amortized on a method which approximates the effective interest method to interest expense on the consolidated statement of operations. For the three months ended March 31, 2023, SportsHub paid $97,644 and $16,962 in principal and interest. The remaining principal balance outstanding on the term loan is $1,169,629  as of March 31, 2023, of which $404,253 is due within the next year.

A summary of the debt agreements is noted below:

March 31, 2023

Note Payable – Bank, $2,000,000 principle, secured by assets of SportsHub	$1,169,629
Note Payable – Bank, $3,250,000 principle, secured by assets of FCAC	2,549,710
3,719,339
Less unamortized debt issuance costs	17,375
Less current portion	1,030,802
Long-term debt	$2,671,162

The outstanding amount of debt as of March 31, 2023, matures by year as follows:

Year	Amount
2023	768,231
2024	1,070,034
2025	1,118,514
2026	700,256
2027	62,304
3,719,339

The term loan contains a parent company guaranty, which states that the Company will enter into a guaranty agreement in favor of FCAC, pursuant to which the Company will guarantee the repayment of the loan, not later than 30 days following the Company’s anticipated redomicile to the United States.

Note 8 – Debt

On January 31, 2022, FourCubed Acquisition Company, LLC (“FCAC”), a wholly owned subsidiary of the Company, entered into a $3,250,000 term loan agreement with a financial institution. The agreement bears annual interest at a rate of 4.0% and requires a fixed monthly payment of $59,854, consisting of principal and interest, through the term loan’s maturity, which is January 31, 2027. The Company capitalized $25,431 of loan initiation fees associated with the agreement which are presented net within Debt on the consolidated balance sheet and amortized on a method which approximates the effective interest method to interest expense on the consolidated statement of operations.

For the year ended December 31, 2022, FCAC paid $549,225 and $109,165 in principal and interest, respectively. The remaining principal balance outstanding on the term loan is $2,700,775 as of December 31, 2022, of which $620,173 is due within the next year. In addition to customary non-financial covenants, the term loan requires FCAC to maintain a minimum quarterly debt service coverage ratio, defined as adjusted EBITDA divided by debt service (interest expense and mandatory debt principal repayment) of 1.25. As of December 31, 2022 FCAC was not in compliance with the quarterly debt service coverage ratio. The bank has waived this non-compliance in the quarterly debt service coverage ratio and has revised the quarterly debt service compliance ratio. Management believes it will be in compliance going forward.

Included in the SportsHub liabilities was a $2,000,000 term loan agreement with a financial institution. The agreement bears annual interest at a rate of 5.50% percent and requires a fixed monthly payment of $38,202, consisting of principal and interest, through the term loan’s maturity, which is December 9, 2025. Included in the term loan liability is $29,975 of loan initiation fees associated with the agreement which are presented net within Debt on the consolidated balance sheet and amortized on a method which approximates the effective interest method to interest expense on the consolidated statement of operations.

A summary of the term loan agreements is noted below:

The outstanding amount of debt as of December 31, 2022 matures by year as follows:

Year	Amount
2023	$1,018,918
2024	1,066,808
2025	1,119,689
2026	700,256
2027	62,304
Total	$3,967,975

The term loan contains a parent company guaranty, which states that the Company will enter into a guaranty agreement in favor of FCAC, pursuant to which the Company will guarantee the repayment of the loan, not later than 30 days following the Company’s redomicile to the United States.